Supplemental Cash Flow Information and Disclosures of Non-Cash Transactions	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information and Disclosures of Non-cash Transactions
SUPPLEMENTAL CASH FLOW INFORMATION AND DISCLOSURES OF NON-CASH TRANSACTIONS

The following table provides supplemental disclosure of cash flow information (in thousands):

	Year Ended December 31,
	2012	2011	2010
Cash paid during the year for interest, net of amounts capitalized	$159,998	$164,513	$164,793